Income Taxes	6 Months Ended
Jun. 30, 2023
Income Tax [Abstract]
INCOME TAXES

NOTE 17 – INCOME TAXES

The entities within the Company file separate tax returns in the respective tax jurisdictions in which they operate.

Cayman Islands

The Company is a tax-exempt entity incorporated in Cayman Islands.

Hong Kong

HiTek Hong Kong Limited was incorporated in Hong Kong and does not conduct any substantial operations of its own. No provision for Hong Kong profits tax has been made in the CFS as HiTek Hong Kong Limited has no assessable profits for the six months ended June 30, 2023 and 2022.

PRC

The Company’s PRC operating subsidiary and VIEs, being incorporated in the PRC, are governed by the income tax law of the PRC and is subject to PRC enterprise income tax (“EIT”). The EIT rate of PRC is 25%, which applies to both domestic and foreign invested enterprises. One of the Company’s subsidiaries located in the Xinjiang Huoerguosi special development zones, Huoerguosi, is currently exempt from corporate income tax in China from January 1, 2017 to December 31, 2021. Since the beginning of 2022, Huoerguosi did not enjoy the above preferential tax policy. State Administration of Taxation and Ministry of Finance issued a notice related to the tax relief policy of the small- scale enterprises in January 2019. According to the notice, from January 1, 2019 to December 31, 2021, if a small profit-making enterprise has annual taxable income less than or equal to RMB 1 million, only 25% of its annual taxable income will be subject to income tax at a reduced rate of 20%; for those with annual taxable income more than RMB 1 million but less than RMB 3 million, 50% of their annual taxable income will be subject to income tax at the reduced rate of 20%. In April 2021, on the basis of the previous preferential policy, State Administration of Taxation and Ministry of Finance issued a notice stating that, from January 1, 2021 to December 31, 2022, for those with annual taxable income less than or equal to RMB 1 million, only 12.5% of its annual taxable income will be subject to income tax at a reduced rate of 20%. In March 2022, on the basis of the previous preferential policy, State Administration of Taxation and Ministry of Finance further issued a notice stating that, from January 1, 2022 to December 31, 2024, for those with annual taxable income more than RMB 1 million but did not exceed RMB 3 million, 25% of their annual taxable income will be subject to income tax at the same reduced rate of 20%. In March 2023, on the basis of the previous preferential policy, State Administration of Taxation and Ministry of Finance issued a notice stating that, from January 1, 2023 to December 31, 2024, for those with annual taxable income less than or equal to RMB 1 million, 25% of their annual taxable income will be subject to income tax at the same reduced rate of 20%.

The Company’s income (loss) before income taxes includes the following for the six months ended June 30.

	2023	2022
	(Unaudited)	(Unaudited)
Non-PRC operations	$(270,571)	$(276,088)
PRC operations	1,218,486	1,161,865
Total income before income taxes	$947,915	$885,777

Income tax expense was comprised of the following for the six months ended June 30.

	2023	2022
	(Unaudited)	(Unaudited)
Current tax expense	$36,221	$83,673
Deferred tax expense	289,720	163,677
Total income tax expense	$325,941	$247,350

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The cumulative tax effect at the expected rate of 25% of significant items comprising the net deferred tax amount is at June 30, 2023 and December 31, 2022 as follows.

	June 30, 2023	December 31, 2022
	(Unaudited)
Deferred tax assets
Net operating loss	$7,124	$5,313
Deferred revenue	116,000	205,605
Unbilled cost	348,601	355,461
Unbilled interest expenses	36,912	34,592
Software amortization	254,353	267,039
Allowance for doubtful accounts	38,673	8,308
Inventories obsolescence	2,739	7,043
Unrealized losses on trading securities	1,723	1,809
Accrued Bonus	42,144	62,441
Other	16,097	31,819
Total deferred tax assets	864,366	979,430
Deferred tax liabilities
Unbilled revenue	(2,226,177)	(2,149,169)
Unbilled interest income	(73,342)	(69,149)
Deferred government subsidiary income	(40,773)	(42,806)
Unrealized gain on short-term investment	(11,868)	(2,796)
Other	(5,766)	(4,462)
Total deferred tax liabilities	(2,357,926)	(2,268,382)
Valuation allowance	(21,622)	(11,469)
Net deferred tax liabilities	$(1,515,182)	$(1,300,421)

Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates for the six months ended June 30.

	2023	2022
	(Unaudited)	(Unaudited)
PRC statutory tax rate	25%	25%
Effect of different tax rates in different jurisdictions	7.1%	7.8%
Permanent difference	0.1%	-%
Tax holiday effect	2.2%	(4.9)%
Effective tax rate	34.4%	27.9%

Uncertain Tax Positions

The Company had no significant unrecognized uncertain tax positions or unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of and for the six months ended June 30, 2023 and 2022.